Lease	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease

Note 8 – Lease

We adopted ASU 2016-02, Leases on January 1, 2019, which resulted in the recognition of one operating lease on the consolidated balance sheet in 2019 and forward. See Note 3 – Recent Pronouncements for more information on the adoption of the ASU. We determine if a contract contains a lease at inception and recognize operating lease right-of-use asset and operating lease liability based on the present value of the future minimum lease payments at the adoption date. As our lease does not provide an implicit rate, we use our incremental borrowing rate based on the information available at the adoption date in determining the present value of future payments. Lease agreements that have lease and non-lease components, are accounted for as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

The Company’s operating lease obligation is for the Company’s office facility. Our lease has a remaining lease term of approximately 1.6 years and does not offer an option to extend the lease. The components of lease expense and other lease information as of and during the years ended December 31, 2019 are as follows:

	Year Ended December 31,
	2019	2018
Operating Lease Expense Recognized	$75,263		$99,780
Cash paid for amounts included in measurement of lease liabilities	$71,795	$	N/A

N/A – Not applicable during 2018. The Company adopted ASU 2016-02 Leases on January 1, 2019.

At December 31, 2019

Operating lease right-of-use asset	$113,395
Operating lease liability	$117,639
Weighted-average remaining lease term	1.6 years
Weighted-average discount rate	6.0%

Future minimum lease payments under non-cancellable leases, reconciled to our discounted operating lease liability is as follows:

At December 31, 2019
2020	$76,452
2021	$46,182
Total future minimum lease payments	$122,634
Less imputed interest	$(4,995)
Total operating lease liability	$117,639